Derivative Financial Instruments - Details of Current and Potential Exposures and Aggregated by Credit Rating (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Current | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	$ (318,522)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(361)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(231,334)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(2,996,269)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	1,656
Current | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(1,519,073)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Current | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	(60,568)
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	115,428
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	77,489
Less than 1 year | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	8,516
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	380,136
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	282,677
Less than 1 year | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	411,961
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	5,906
Less than 1 year | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	178,231
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
Less than 1 year | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	84,689
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	84,689
1-3 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	114,570
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	71,314
1-3 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
1-3 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	158,831
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	78,404
1-3 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	312,983
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	5,704
1-3 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	339,379
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	8,001
1-3 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	42,958
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	42,958
3-5 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	78,062
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	78,062
3-5 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
3-5 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	78,589
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	78,589
3-5 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	137,654
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	137,654
3-5 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	248,859
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	248,859
3-5 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	56,573
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	56,573
5-7 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
5-7 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	158,930
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	158,930
5-7 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	212,600
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	212,600
5-7 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
7-10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	215,491
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	215,491
7-10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	287,042
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	287,042
7-10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | A-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB+
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	0
More than 10 years | BBB-
Disclosure of detailed information about financial instruments [line items]
Maximum Credit Exposure by term in Petroleos Mexicanos	0
Maximum Credit Exposure by term in Petroleos Mexicanos including debt	$ 0